QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
 Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
 The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
 Registrant’s telephone number, including area code:

Date of fiscal year end: 3/31

Date of reporting period: 12/31/2014

ITEM 1. SCHEDULE OF INVESTMENTS

STRATEGIC LATIN AMERICA FUND
SCHEDULE OF INVESTMENTS
December 31, 2014
(unaudited)

Number
of		% of
Shares	Security Description	Net Assets	Fair Value

	CORPORATE BONDS	22.09%

	BRAZIL	3.91%
200,000	Banco BTG Pactual S.A. 4.88%, 7/8/2016		$201,754
100,000	Braskem International Ltd. 9.38%, 6/1/2015		102,621
701,000	Tam Capital Inc., 7.375%, 4/25/2017		711,725

			1,016,100

	EL SALVADOR	1.99%
500,000	Telemovil Finance co., Ltd. 8.00%, 10/1/2017		517,500

	GERMANY	0.40%
100,000	Dresdner Bank AG 7.25%, 9/15/2015		103,460

	MEXICO	12.80%
700,000	Controladora Mabe SA de CV 6.50%, 12/15/2015		726,250
21,645,400	Mexican Bonos 8.00%, 12/17/2015		1,532,295
8,490,000	Mexican Bonos 7.25%, 12/15/2016		614,954
5,966,600	Mexican Bonos 8.50%, 12/13/2018		456,081

			3,329,580

	PERU	3.00%
750,000	Banco de Credito del Peru 4.75%, 3/16/2016		779,625

	TOTAL CORPORATE BONDS	22.09%	5,746,265

	COMMON STOCK	48.42%

	BRAZIL	10.48%
60,000	AMBEV SA ADR		373,200
38,000	Banco Bradesco SA ADR		508,060
8,012	BRF SA		187,080
58,000	Gerdau SA		205,900
72,000	Gol Linhas Aereas Inteligentes SA		414,000
39,000	Itau Unibanco Holding SA ADR		507,390
65,000	Vale SA ADR		531,700

			2,727,330

	CHILE	2.70%
981,335	Banco de Chile		113,705
400,000	Colbun SA		106,489
40,300	Latam Airlines Group SA ADR		482,794

			702,988

	COLOMBIA	4.51%
15,000	Banco Davivienda		177,362
5,900	BanColombia SA ADR		282,492
151,177	Conconcreto		92,239
130,576	Empresa de Energia de Bogota SA ESP		93,406
415,000	Grupo Aval Acciones y Valores		223,522
7,396	Grupo Nutresa SA		89,007
110,000	Isagen SA E.S.P		137,240
10,700	Organizacion Terpel SA		79,243

			1,174,511

	MEXICO	15.19%
12,500	America Movil ADR		277,250
129,998	Cemex SAB de CV ADR		1,324,680
120,000	Corp Immobiliaria Vesta SAB de CV		238,149
204,885	Empresas ICA SAB de CV ADR		1,008,034
3,000	Grupo Aeroportuario del Pacifico SAB de CV		189,600
79,500	Groupo Fiananciero Santander Mexico SAB de CV - Class B ADR		823,620
56,500	Hoteles City Express		89,151

			3,950,484

STRATEGIC LATIN AMERICA FUND
SCHEDULE OF INVESTMENTS
December 31, 2014
(unaudited)

Number
of		% of
Shares	Security Description	Net Assets	Fair Value

	PANAMA	1.48%
20,000	Avianca Holdings SA Spon ADR		$234,600
105,000	Avianca Holdings SA		151,105

			385,705

	PERU	5.05%
253,369	BBVA Banco Continental SA		395,424
93,312	Cia de Minas Buenaventura SA ADR		892,063
152,006	Corp Aceros Arequipa SA		27,039

			1,314,526

	SPAIN	7.24%
55,000	Banco Bilbao Vizcaya		516,450
164,000	Banco Santander SA ADR		1,366,120

			1,882,570

	UNITED STATES	1.77%
10,000	Banco Latinoamericano de Comercio Exterioir SA		301,000
1,200	Boeing Co.		155,976
96	Southern Copper Corp.		2,707

			459,683

	TOTAL COMMON STOCKS	48.42%	12,597,797

	EXCHANGE TRADED FUNDS	3.34%
14,000	Ishares MSCI Brazil		511,980
6,000	Ishares MSCi Mexico		356,340

			868,320

	TOTAL EXCHANGE TRADES FUNDS	3.34%	868,320

	SHORT TERM INVESTMENTS	21.47%
	UMB Money Market Fiduciary, 0.01%		5,584,588

	TOTAL SHORT TERM INVESTMENTS		5,584,588

	U.S. TREASURY BILLS - UNITED STATES	4.23%
600,000	United States Treasury Bill 0.00%, 1/2/2015		600,000
500,000	United States Treasury Bill 0.00%, 1/15/2015		500,032

			1,100,032

	TOTAL U.S. TREASURY BILLS	4.23%	1,100,032

	CALL OPTION
110	EWZ 10/17/2015 C45		-

	TOTAL INVESTMENTS	99.55%	25,897,002
	Other assets, net of liabilities	0.45%	117,313

	NET ASSETS	100.00%	$26,014,315

STRATEGIC LATIN AMERICA FUND
SCHEDULE OF INVESTMENTS
December 31, 2014
(unaudited)

Number
of		% of
Shares	Security Description	Net Assets	Fair Value

	SECURITIES SOLD SHORT -	-3.86%

	COMMON STOCKS

	MEXICO	-3.12%
(39,800)	Empresas ICA S.A.B. de C.V.		$(195,816)
(59,500)	Grupo Financiero Banorte S.A.B. de C.V.		(616,420)

			(812,236)

	PERU	-0.74%
(20,000)	Cia de Minas		(191,200)

	TOTAL COMMON STOCKS SOLD SHORT	-3.86%	(1,003,436)

	TOTAL SECURITIES SOLD SHORT		$(1,003,436)

ADR- Security represented is held by the custodian bank in the form of American Depository Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fiar value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014:

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Corporate Bonds	$0	$5,746,265	$0	$5,746,265
Common Stock	12,597,797			12,597,797
Exchange Traded Funds	868,320			868,320
Money Market	5,584,588			5,584,588
U.S. Treasury Bills	1,100,032			1,100,032
Securities Sold Short	(1,003,436)			(1,003,436)

	$19,147,301	$5,746,265	$0	$24,893,566

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

At December 31, 2014, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $29,499,117 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$78,144
Gross unrealized depreciation	(4,683,695)

Net unrealized depreciation	$(4,605,551)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ John Pasco, III John Pasco, III Principal Executive Officer

Date:	February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Pasco, III John Pasco, III Principal Executive Officer

Date:	February 25, 2015

By:	/s/ Karen Shupe Karen Shupe Principal Financial Officer

Date:	February 25, 2015